Basic and diluted net earnings (loss) per share	12 Months Ended
Dec. 31, 2025
Earnings Per Share, Basic and Diluted EPS [Abstract]
Basic and diluted net earnings (loss) per share	Basic and diluted net earnings (loss) per share
Basic and diluted net earnings (loss) per share have been calculated on the basis of net earnings (loss) attributable to the common shareholders of the Company and the weighted average number of common shares and bonus deferral restricted share units outstanding. Diluted net earnings (loss) per share are computed using the weighted average number of common shares, additional shares issued subsequent to year-end under the dividend reinvestment plan, and, if dilutive, potential incremental common shares related to the weighted average number of outstanding share options, performance share units, restricted share units and deferred share units outstanding during the period.
The reconciliation of the net earnings (loss) and the weighted average shares used in the computation of basic and diluted net earnings (loss) per share are as follows:

(millions of U.S. dollars, except number of shares and per share amounts)	2025	2024
Net earnings attributable to shareholders of AQN from continuing operations	$218.5	$65.3
Series A preferred share dividend	5.6	5.8
Series D preferred share dividend	4.9	4.7
Net earnings attributable to common shareholders of AQN from continuing operations	208.0	54.8
Net loss attributable to common shareholders of AQN from discontinued operations	(37.7)	(1,445.8)
Net earnings (loss) attributable to common shareholders of AQN – basic and diluted	$170.3	$(1,391.0)
Weighted average number of shares
Basic	768,098,435	731,721,239
Effect of dilutive securities	4,308,691	2,328,020
Diluted average number of shares	772,407,126	734,049,259
Basic and diluted net earnings per share from continuing operations	$0.27	$0.07
Basic and diluted net loss per share from discontinued operations	$(0.05)	$(1.97)
Basic and diluted net earnings (loss) per share	$0.22	$(1.90)
This calculation of diluted average number of shares for the year ended December 31, 2025 excludes the potential impact of 3,701,120 (2024 - 5,104,463) incremental shares that may become issuable pursuant to outstanding securities of the Company.